Prepayments and Other Current Assets (Details)	Jul. 27, 2021 CNY (¥)
Beijing Shangkun Education Technology Development Co., Ltd [Member] | Investment Cooperation Agreement [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Advance deposit for intent acquisition	¥ 100,000,000